UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	July 31, 2006

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund                                                                                     as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 55.4% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.3%
	Alliant Techsystems, Inc.
$682,500	Term Loan, 6.50%, Maturing March 31, 2009	$683,780
	Awas Capital, Inc.
957,341	Term Loan, 7.25%, Maturing March 22, 2013	935,801
3,307,682	Term Loan, 11.50%, Maturing March 22, 2013	3,332,489
	CACI International, Inc.
1,344,062	Term Loan, 6.83%, Maturing May 3, 2011	1,347,843
	Delta Air Lines, Inc.
1,725,000	Term Loan, 8.02%, Maturing March 27, 2008	1,741,018
2,000,000	Term Loan, 12.77%, Maturing March 27, 2008	2,067,000
	DRS Technologies, Inc.
1,221,938	Term Loan, 6.89%, Maturing January 31, 2013	1,226,710
	Hexcel Corp.
3,290,780	Term Loan, 7.19%, Maturing March 1, 2012	3,299,007
	IAP Worldwide Services, Inc.
2,238,750	Term Loan, 8.50%, Maturing December 30, 2012	2,248,079
	K&F Industries, Inc.
2,771,519	Term Loan, 7.40%, Maturing November 18, 2012	2,776,283
	Mid-Western Aircraft Systems, Inc.
1,570,391	Term Loan, 7.75%, Maturing December 31, 2011	1,578,831
	Standard Aero Holdings, Inc.
1,780,983	Term Loan, 7.67%, Maturing August 24, 2012	1,782,096
	Transdigm, Inc.
2,100,000	Term Loan, 7.45%, Maturing June 23, 2013	2,107,547
	Vought Aircraft Industries, Inc.
1,311,224	Term Loan, 8.00%, Maturing December 17, 2011	1,322,697
	Wyle Laboratories, Inc.
298,809	Term Loan, 7.88%, Maturing January 28, 2011	300,957
		$26,750,138
Air Transport — 0.1%
	United Airlines, Inc.
1,684,375	Term Loan, 8.63%, Maturing February 1, 2012	1,705,605
240,625	Term Loan, 9.19%, Maturing February 1, 2012	243,658
		$1,949,263
Automotive — 2.8%
	Accuride Corp.
3,051,929	Term Loan, 7.31%, Maturing January 31, 2012	3,060,321
	Affina Group, Inc.
2,430,692	Term Loan, 8.50%, Maturing November 30, 2011	2,439,200
	Axletech International Holding, Inc.
1,950,000	Term Loan, 12.01%, Maturing April 22, 2013	1,964,625

	Collins & Aikman Products Co.
$881,938	Term Loan, 11.75%, Maturing August 31, 2011	$757,206
	CSA Acquisition Corp.
497,500	Term Loan, 8.00%, Maturing December 23, 2011	500,998
1,010,036	Term Loan, 8.00%, Maturing December 23, 2011	1,015,086
639,837	Term Loan, 8.00%, Maturing December 23, 2011	643,036
	Dana Corp.
2,400,000	DIP Loan, 7.65%, Maturing April 13, 2008	2,404,750
	Dayco Products, LLC
2,675,000	Term Loan, 8.03%, Maturing June 21, 2011	2,697,850
	Delphi Corp.
1,000,000	Term Loan, 8.19%, Maturing October 8, 2007	1,011,250
	Dura Operating Corp.
1,450,000	Term Loan, 9.11%, Maturing May 3, 2011	1,460,875
	Exide Technologies, Inc.
617,005	Term Loan, 11.25%, Maturing May 5, 2010	647,855
624,566	Term Loan, 11.25%, Maturing May 5, 2010	655,794
	Federal-Mogul Corp.
1,950,000	DIP Loan, 7.50%, Maturing December 9, 2006	1,957,313
5,626,706	Term Loan, 9.15%, Maturing December 9, 2006	5,668,906
	Goodyear Tire & Rubber Co.
950,000	Term Loan, 4.73%, Maturing April 30, 2010	951,951
3,185,000	Term Loan, 7.95%, Maturing April 30, 2010	3,203,247
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,009,625
	HLI Operating Co., Inc.
2,119,950	Term Loan, 8.83%, Maturing June 3, 2009	2,149,099
	Insurance Auto Auctions, Inc.
1,125,000	Term Loan, 6.77%, Maturing May 19, 2012 (2)	1,130,274
	Key Automotive Group
1,082,877	Term Loan, 8.56%, Maturing June 20, 2009	1,091,676
	Keystone Automotive Operations, Inc.
2,089,500	Term Loan, 7.99%, Maturing October 30, 2010	2,089,500
	R.J. Tower Corp.
1,880,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,904,088
	Tenneco Automotive, Inc.
1,861,375	Term Loan, 7.19%, Maturing December 12, 2009	1,875,568
817,670	Term Loan, 7.11%, Maturing December 12, 2010	823,905
	TI Automotive, Ltd.
1,368,768	Term Loan, 8.87%, Maturing June 30, 2011	1,353,369
	Trimas Corp.
4,164,879	Term Loan, 9.25%, Maturing December 31, 2009	4,207,832
	TRW Automotive, Inc.
1,970,000	Term Loan, 6.75%, Maturing October 31, 2010	1,967,045
2,290,851	Term Loan, 7.19%, Maturing June 30, 2012	2,289,738

	United Components, Inc.
$2,237,689	Term Loan, 7.41%, Maturing June 30, 2010	$2,248,878
		$55,180,860
Beverage and Tobacco — 1.1%
	Alliance One International, Inc.
952,938	Term Loan, 8.49%, Maturing May 13, 2010	960,085
	Constellation Brands, Inc.
7,697,222	Term Loan, 6.82%, Maturing June 5, 2013	7,730,297
	Culligan International Co.
1,042,884	Term Loan, 7.37%, Maturing September 30, 2011	1,043,210
	MafCo Worldwide Corp.
1,288,636	Term Loan, 7.42%, Maturing December 8, 2011	1,290,650
	National Dairy Holdings, L.P.
2,295,913	Term Loan, 7.40%, Maturing March 15, 2012	2,304,522
	National Distribution Co.
836,000	Term Loan, 11.90%, Maturing June 22, 2010	838,090
	Reynolds American, Inc.
3,875,000	Term Loan, 7.26%, Maturing May 31, 2012	3,898,312
	Southern Wine & Spirits of America, Inc.
4,286,734	Term Loan, 7.00%, Maturing June 1, 2012	4,297,450
	Sunny Delight Beverages Co.
435,244	Term Loan, 11.39%, Maturing August 20, 2010	431,164
		$22,793,780
Building and Development — 3.5%
	AP-Newkirk Holdings, LLC
2,281,638	Term Loan, 7.90%, Maturing December 21, 2007	2,288,769
	Biomed Realty, L.P.
3,690,000	Term Loan, 7.60%, Maturing May 31, 2010	3,699,225
	Capital Automotive REIT
3,833,885	Term Loan, 7.10%, Maturing December 16, 2010	3,838,144
	DMB / CH II, LLC
272,000	Term Loan, 7.84%, Maturing December 22, 2008	272,680
	Epco / Fantome, LLC
1,975,000	Term Loan, 8.50%, Maturing November 23, 2010	1,979,938
	Formica Corp.
1,346,625	Term Loan, 8.48%, Maturing March 15, 2013	1,350,833
	FT-FIN Acquisition, LLC
987,745	Term Loan, 7.13%, Maturing November 17, 2007	990,214
	Gables GP, Inc.
881,254	Term Loan, 7.10%, Maturing September 30, 2006	882,447
	General Growth Properties, Inc.
2,000,000	Term Loan, 6.65%, Maturing February 24, 2011	1,977,386
	Hovstone Holdings, LLC
1,485,000	Term Loan, 7.68%, Maturing February 28, 2009	1,488,713

	Kyle Acquisition Group, LLC
$802,819	Term Loan, 7.38%, Maturing July 20, 2010	$802,819
	Landsource Communities, LLC
1,002,000	Term Loan, 7.88%, Maturing March 31, 2010	1,003,879
	Lanoga Corp.
1,650,000	Term Loan, 7.25%, Maturing June 29, 2013	1,650,516
	LNR Property Corp.
3,700,000	Term Loan, 8.11%, Maturing July 3, 2011	3,722,355
	MAAX Corp.
805,093	Term Loan, 8.40%, Maturing June 4, 2011	801,068
	Mueller Group, Inc.
2,974,573	Term Loan, 7.65%, Maturing October 3, 2012	2,993,164
	NCI Building Systems, Inc.
1,832,630	Term Loan, 6.71%, Maturing June 18, 2010	1,836,067
	Newkirk Master, L.P.
4,404,555	Term Loan, 7.10%, Maturing August 11, 2008	4,418,320
	Nortek, Inc.
4,003,998	Term Loan, 7.40%, Maturing August 27, 2011	3,998,369
	Panolam Industries Holdings, Inc.
1,578,084	Term Loan, 8.25%, Maturing September 30, 2012	1,589,919
	Ply Gem Industries, Inc.
127,805	Term Loan, 7.21%, Maturing August 15, 2011	127,645
1,917,070	Term Loan, 7.21%, Maturing August 15, 2011	1,914,674
	South Edge, LLC
287,500	Term Loan, 7.44%, Maturing October 31, 2009	288,578
	St. Mary’s Cement, Inc.
1,954,900	Term Loan, 7.50%, Maturing December 4, 2010	1,959,787
	Standard Pacific Corp.
1,400,000	Term Loan, 6.67%, Maturing May 5, 2013	1,373,750
	Stile Acquisition Corp.
969,393	Term Loan, 7.49%, Maturing April 6, 2013	952,169
	Stile U.S. Acquisition Corp.
971,044	Term Loan, 7.49%, Maturing April 6, 2013	953,791
	TE / Tousa Senior, LLC
1,750,000	Term Loan, 7.75%, Maturing August 1, 2008	1,743,438
	The Woodlands Community Property Co.
1,164,429	Term Loan, 7.76%, Maturing November 30, 2007	1,173,163
353,238	Term Loan, 9.76%, Maturing November 30, 2007	358,536
	Tousa / Kolter, LLC
2,330,000	Term Loan, 6.72%, Maturing January 7, 2008 (2)	2,341,650
	TRU 2005 RE Holding Co.
7,325,000	Term Loan, 8.35%, Maturing December 9, 2008	7,292,953
	Trustreet Properties, Inc.
1,800,000	Term Loan, 7.35%, Maturing April 8, 2010	1,810,125
	United Subcontractors, Inc.
1,000,000	Term Loan, 12.86%, Maturing May 27, 2013	1,000,000

	WCI Communities, Inc.
$5,000,000	Term Loan, 7.44%, Maturing December 23, 2010	$4,975,000
		$69,850,084
Business Equipment and Services — 3.1%
	Acco Brands Corp.
1,928,575	Term Loan, 7.12%, Maturing August 17, 2012	1,929,780
	Activant Solutions, Inc.
997,500	Term Loan, 7.19%, Maturing May 1, 2013	978,797
	Affiliated Computer Services
1,069,625	Term Loan, 7.40%, Maturing March 20, 2013	1,071,822
	Affinion Group, Inc.
3,440,726	Term Loan, 7.93%, Maturing October 17, 2012	3,461,157
	Allied Security Holdings, LLC
1,700,000	Term Loan, 10.25%, Maturing June 30, 2010	1,710,625
	Aspect Software, Inc.
2,650,000	Term Loan, 8.50%, Maturing July 11, 2011	2,652,486
2,350,000	Term Loan, 12.56%, Maturing July 11, 2013	2,352,938
	DynCorp International, LLC
1,343,000	Term Loan, 8.06%, Maturing February 11, 2011	1,349,155
	Info USA, Inc.
746,250	Term Loan, 7.25%, Maturing February 14, 2012	747,183
	IPayment, Inc.
1,221,938	Term Loan, 7.72%, Maturing May 10, 2013	1,221,938
	Iron Mountain, Inc.
2,635,753	Term Loan, 7.00%, Maturing April 2, 2011	2,642,343
6,957,342	Term Loan, 7.13%, Maturing April 2, 2011	6,977,636
	Language Line, Inc.
2,734,151	Term Loan, 9.74%, Maturing June 11, 2011	2,756,366
	Mitchell International, Inc.
806,037	Term Loan, 7.50%, Maturing August 15, 2011	809,312
	Protection One, Inc.
2,081,649	Term Loan, 7.84%, Maturing April 18, 2011	2,086,853
	RGIS Holdings, LLC
3,138,869	Term Loan, 8.00%, Maturing February 15, 2013	3,134,945
	SGS International, Inc.
920,375	Term Loan, 8.02%, Maturing December 30, 2011	923,826
	SS&C Technologies, Inc.
194,873	Term Loan, 8.00%, Maturing November 23, 2012	196,010
2,292,627	Term Loan, 8.00%, Maturing November 23, 2012	2,306,000
	Sungard Data Systems, Inc.
14,983,650	Term Loan, 7.66%, Maturing February 11, 2013	15,067,933
	Transaction Network Services, Inc.
948,834	Term Loan, 7.39%, Maturing May 4, 2012	948,834
	U.S. Security Holdings Inc.
997,500	Term Loan, 7.77%, Maturing May 8, 2013	1,001,241

	US Investigations Services, Inc.
$3,259,484	Term Loan, 7.92%, Maturing October 14, 2012	$3,267,632
692,350	Term Loan, 7.92%, Maturing October 14, 2012	694,513
	Williams Scotsman, Inc.
2,750,000	Term Loan, 7.00%, Maturing June 28, 2010	2,757,447
		$63,046,772
Cable and Satellite Television — 2.6%
	Atlantic Broadband Finance, LLC
1,930,162	Term Loan, 7.99%, Maturing September 1, 2011	1,947,051
	Bragg Communications, Inc.
2,149,225	Term Loan, 7.23%, Maturing August 31, 2011	2,154,598
	Bresnan Broadband Holdings, LLC
1,550,000	Term Loan, 9.81%, Maturing March 29, 2014	1,586,813
	Canadian Cable Acquisition Co., Inc.
490,000	Term Loan, 8.50%, Maturing July 31, 2011	492,450
	Charter Communications Operating, LLC
16,023,954	Term Loan, 8.13%, Maturing April 28, 2013	16,066,962
	CSC Holdings, Inc.
3,915,188	Term Loan, 7.03%, Maturing March 29, 2013	3,896,457
	Insight Midwest Holdings, LLC
9,232,804	Term Loan, 7.44%, Maturing December 31, 2009	9,253,006
	MCC Iowa, LLC
3,270,000	Term Loan, 6.57%, Maturing March 31, 2010	3,234,236
	Mediacom Broadband Group
2,451,512	Term Loan, 7.10%, Maturing January 31, 2015	2,441,361
	Mediacom Illinois, LLC
4,838,750	Term Loan, 7.09%, Maturing March 31, 2013	4,824,495
	UGS Corp.
4,470,827	Term Loan, 7.48%, Maturing March 31, 2012	4,475,486
	UPC Broadband Holding B.V.
1,280,000	Term Loan, 7.64%, Maturing March 31, 2013	1,278,811
1,280,000	Term Loan, 7.64%, Maturing December 31, 2013	1,278,811
		$52,930,537
Chemicals and Plastics — 2.9%
	Brenntag Holding GmbH and Co. KG
490,909	Term Loan, 8.08%, Maturing January 18, 2014	497,045
2,009,091	Term Loan, 8.08%, Maturing January 18, 2014	2,021,145
1,300,000	Term Loan, 12.08%, Maturing December 23, 2015	1,328,438
	Celanese Holdings, LLC
4,485,751	Term Loan, 7.50%, Maturing June 4, 2011	4,499,302
	Gentek, Inc.
1,597,081	Term Loan, 7.56%, Maturing February 28, 2011	1,608,310
732,407	Term Loan, 9.76%, Maturing February 28, 2012	740,189
	Hercules, Inc.
1,813,486	Term Loan, 7.01%, Maturing October 8, 2010	1,818,473

	Huntsman, LLC
$8,246,105	Term Loan, 7.15%, Maturing August 16, 2012	$8,217,755
	Innophos, Inc.
472,250	Term Loan, 7.70%, Maturing August 13, 2010	473,431
	Invista B.V.
3,252,782	Term Loan, 7.00%, Maturing April 29, 2011	3,258,205
1,653,494	Term Loan, 7.00%, Maturing April 29, 2011	1,656,251
	ISP Chemo, Inc.
4,937,625	Term Loan, 7.08%, Maturing February 16, 2013	4,942,913
	Kranton Polymers, LLC
2,649,674	Term Loan, 7.44%, Maturing May 12, 2013	2,649,674
	Mosaic Co.
1,540,500	Term Loan, 6.99%, Maturing February 21, 2012	1,540,982
	Nalco Co.
6,993,009	Term Loan, 7.21%, Maturing November 4, 2010	6,995,198
	PQ Corp.
1,904,287	Term Loan, 7.50%, Maturing February 11, 2012	1,908,253
	Professional Paint, Inc.
975,000	Term Loan, 7.76%, Maturing May 31, 2012	979,875
	Rockwood Specialties Group, Inc.
3,757,775	Term Loan, 7.49%, Maturing December 10, 2012	3,770,300
	Solo Cup Co.
3,884,362	Term Loan, 7.84%, Maturing February 27, 2011	3,903,380
725,000	Term Loan, 9.66%, Maturing March 31, 2012	732,250
	Solutia, Inc.
4,000,000	DIP Loan, 8.72%, Maturing March 31, 2007	4,027,500
	Wellman, Inc.
1,250,000	Term Loan, 9.15%, Maturing February 10, 2009	1,254,883
		$58,823,752
Clothing/Textiles — 0.3%
	Propex Fabrics, Inc.
1,887,644	Term Loan, 7.76%, Maturing July 31, 2012	1,890,004
	St. John Knits International, Inc.
1,621,337	Term Loan, 7.75%, Maturing March 23, 2012	1,621,337
	The William Carter Co.
1,343,419	Term Loan, 6.85%, Maturing July 14, 2012	1,341,740
	Warnaco, Inc.
997,500	Term Loan, 6.88%, Maturing January 31, 2013	992,513
		$5,845,594
Conglomerates — 1.7%
	Amsted Industries, Inc.
2,260,476	Term Loan, 7.46%, Maturing October 15, 2010	2,273,898
	Blount, Inc.
515,838	Term Loan, 7.18%, Maturing August 9, 2010	521,211

	Bushnell Performance Optics
$992,677	Term Loan, 8.45%, Maturing August 19, 2011	$999,708
	Dundee Holding, Inc.
2,761,950	Term Loan, 8.65%, Maturing February 17, 2015	2,775,760
	Education Management, LLC
2,050,000	Term Loan, 8.06%, Maturing June 1, 2013	2,063,132
	Euramax International, Inc.
731,363	Term Loan, 8.06%, Maturing June 28, 2012	735,568
501,316	Term Loan, 12.49%, Maturing June 28, 2013	504,136
248,684	Term Loan, 12.49%, Maturing June 28, 2013	250,083
	Goodman Global Holdings, Inc.
1,194,268	Term Loan, 6.94%, Maturing December 23, 2011	1,192,961
	Jarden Corp.
1,225,862	Term Loan, 7.25%, Maturing January 24, 2012	1,222,159
4,012,077	Term Loan, 7.50%, Maturing January 24, 2012	4,014,585
	Johnson Diversey, Inc.
3,403,004	Term Loan, 7.63%, Maturing November 3, 2009	3,429,058
	Polymer Group, Inc.
4,328,250	Term Loan, 7.74%, Maturing November 22, 2012	4,340,876
	PP Acquisition Corp.
4,318,041	Term Loan, 8.40%, Maturing November 12, 2011	4,361,221
	Sensata Technologies Finance Co.
3,825,000	Term Loan, 7.24%, Maturing April 27, 2013	3,808,950
	Terex Corp.
950,000	Term Loan, 7.11%, Maturing July 13, 2013	953,563
		$33,446,869
Containers and Glass Products — 1.9%
	Berry Plastics Corp.
4,115,739	Term Loan, 7.15%, Maturing December 2, 2011	4,116,595
	Bluegrass Container Company
500,909	Term Loan, 0.00%, Maturing June 30, 2013 (2)	503,569
1,674,091	Term Loan, 7.65%, Maturing June 30, 2013	1,682,982
224,242	Term Loan, 0.00%, Maturing December 30, 2013 (2)	227,326
700,758	Term Loan, 10.40%, Maturing December 30, 2013	710,393
	Consolidated Container Holding, LLC
1,225,000	Term Loan, 8.38%, Maturing December 15, 2008	1,231,636
	Crown Americas, Inc.
700,000	Term Loan, 6.95%, Maturing November 15, 2012	700,875
	Graham Packaging Holdings Co.
4,432,500	Term Loan, 7.75%, Maturing October 7, 2011	4,450,044
473,797	Term Loan, 7.81%, Maturing October 7, 2011	475,673
2,142,857	Term Loan, 9.75%, Maturing April 7, 2012	2,175,000
	Graphic Packaging International, Inc.
10,792,061	Term Loan, 7.92%, Maturing August 8, 2010	10,891,304
	IPG (US), Inc.
1,737,719	Term Loan, 7.58%, Maturing July 28, 2011	1,750,028

	Owens-Brockway Glass Container
$2,125,000	Term Loan, 7.11%, Maturing June 14, 2013	$2,128,098
	Smurfit-Stone Container Corp.
840,428	Term Loan, 4.73%, Maturing November 1, 2010	845,272
4,351,927	Term Loan, 7.59%, Maturing November 1, 2010	4,377,011
2,084,550	Term Loan, 7.54%, Maturing November 1, 2011	2,096,565
		$38,362,371
Cosmetics/Toiletries — 0.2%
	Prestige Brands, Inc.
3,227,429	Term Loan, 7.23%, Maturing April 7, 2011	3,238,186
	Revlon Consumer Products Corp.
1,461,250	Term Loan, 11.49%, Maturing July 9, 2009	1,500,217
		$4,738,403
Drugs — 0.3%
	Warner Chilcott Corp.
11,013	Term Loan, 7.63%, Maturing January 12, 2012	11,038
55,067	Term Loan, 7.80%, Maturing January 12, 2012	55,188
1,393,720	Term Loan, 7.61%, Maturing January 18, 2012	1,397,059
643,859	Term Loan, 7.61%, Maturing January 18, 2012	645,402
3,458,780	Term Loan, 7.62%, Maturing January 18, 2012	3,467,068
		$5,575,755
Ecological Services and Equipment — 0.8%
	Alderwoods Group, Inc.
530,628	Term Loan, 7.39%, Maturing August 19, 2010	531,401
	Allied Waste Industries, Inc.
1,598,250	Term Loan, 4.88%, Maturing January 15, 2012	1,592,423
4,116,311	Term Loan, 7.15%, Maturing January 15, 2012	4,101,731
	Duratek, Inc.
784,906	Term Loan, 7.76%, Maturing June 7, 2013	791,774
	Energysolutions, LLC
81,761	Term Loan, 7.62%, Maturing June 7, 2013	82,476
1,733,333	Term Loan, 7.76%, Maturing June 7, 2013	1,748,500
	Environmental Systems, Inc.
976,773	Term Loan, 8.86%, Maturing December 12, 2008	984,099
1,000,000	Term Loan, 15.37%, Maturing December 12, 2010	1,015,000
	IESI Corp.
3,464,706	Term Loan, 7.19%, Maturing January 20, 2012	3,471,202
	Sensus Metering Systems, Inc.
106,709	Term Loan, 7.20%, Maturing December 17, 2010	106,976
803,355	Term Loan, 7.24%, Maturing December 17, 2010	805,363
		$15,230,945
Electronics/Electrical — 1.1%
	AMI Semiconductor, Inc.
2,402,183	Term Loan, 6.90%, Maturing April 1, 2012	2,408,188

	Communications & Power, Inc.
$1,465,201	Term Loan, 7.61%, Maturing July 23, 2010	$1,471,611
	Enersys Capital, Inc.
1,543,500	Term Loan, 7.29%, Maturing March 17, 2011	1,547,359
	Epicor Software Corp.
498,750	Term Loan, 7.77%, Maturing March 30, 2012	502,802
	Network Solutions, LLC
1,169,125	Term Loan, 10.50%, Maturing January 9, 2012	1,183,739
	Open Solutions, Inc.
972,414	Term Loan, 7.78%, Maturing September 3, 2011	977,884
1,350,000	Term Loan, 11.78%, Maturing March 3, 2012	1,385,438
	Rayovac Corp.
3,878,280	Term Loan, 8.33%, Maturing February 7, 2012	3,883,127
	Security Co., Inc.
980,022	Term Loan, 8.75%, Maturing June 30, 2010	982,472
1,500,000	Term Loan, 12.63%, Maturing June 30, 2011	1,518,750
	Serena Software, Inc.
750,000	Term Loan, 7.41%, Maturing March 10, 2013	750,000
	Telcordia Technologies, Inc.
4,542,376	Term Loan, 7.73%, Maturing September 15, 2012	4,389,071
	Vertafore, Inc.
975,000	Term Loan, 11.13%, Maturing January 31, 2013	990,437
		$21,990,878
Equipment Leasing — 0.5%
	Ashtead Group, PLC
990,000	Term Loan, 6.94%, Maturing November 12, 2009	990,619
	The Hertz Corp.
688,889	Term Loan, 5.42%, Maturing December 21, 2012	693,095
5,487,037	Term Loan, 7.54%, Maturing December 21, 2012	5,520,541
	United Rentals, Inc.
565,000	Term Loan, 6.00%, Maturing February 14, 2011	566,614
2,761,438	Term Loan, 7.40%, Maturing February 14, 2011	2,769,327
		$10,540,196
Farming/Agriculture — 0.1%
	Central Garden & Pet Co.
2,543,625	Term Loan, 6.85%, Maturing February 28, 2014	2,545,215
		$2,545,215
Financial Intermediaries — 1.4%
	AIMCO Properties, L.P.
7,050,000	Term Loan, 7.01%, Maturing November 2, 2009	7,067,625
	Ameritrade Holding Corp.
6,109,688	Term Loan, 6.90%, Maturing December 31, 2012	6,102,050
	Coinstar, Inc.
597,421	Term Loan, 7.51%, Maturing July 7, 2011	601,155

	Fidelity National Information Solutions, Inc.
$8,102,085	Term Loan, 7.10%, Maturing March 9, 2013	$8,112,512
	LPL Holdings, Inc.
4,676,500	Term Loan, 8.67%, Maturing June 30, 2013	4,732,033
	The Macerich Partnership, L.P.
1,465,000	Term Loan, 6.88%, Maturing April 26, 2010	1,462,558
		$28,077,933
Food Products — 1.4%
	Advantage Sales & Marketing, Inc.
3,640,875	Term Loan, 7.22%, Maturing March 29, 2013	3,609,017
	American Seafoods Group, LLC
1,407,559	Term Loan, 7.25%, Maturing September 30, 2011	1,407,559
	BF Bolthouse HoldCo, LLC
2,985,000	Term Loan, 7.81%, Maturing December 16, 2012	3,009,253
1,475,000	Term Loan, 11.00%, Maturing December 16, 2013	1,503,271
	Chiquita Brands, LLC
3,795,453	Term Loan, 7.65%, Maturing June 28, 2012	3,805,731
	Del Monte Corp.
1,800,837	Term Loan, 7.04%, Maturing February 8, 2012	1,808,903
	Michael Foods, Inc.
1,771,673	Term Loan, 7.51%, Maturing November 21, 2010	1,777,209
	Nutro Products, Inc.
648,375	Term Loan, 7.27%, Maturing April 26, 2013	649,185
	Pinnacle Foods Holdings Corp.
5,201,827	Term Loan, 7.48%, Maturing November 25, 2010	5,206,706
	QCE Finance, LLC
1,225,000	Term Loan, 11.25%, Maturing November 5, 2013	1,244,141
	Reddy Ice Group, Inc.
3,130,000	Term Loan, 7.25%, Maturing August 9, 2012	3,128,044
		$27,149,019
Food Service — 1.2%
	AFC Enterprises, Inc.
893,496	Term Loan, 7.75%, Maturing May 11, 2011	900,197
	Buffets, Inc.
418,182	Term Loan, 4.88%, Maturing June 28, 2009	419,750
1,906,293	Term Loan, 9.00%, Maturing June 28, 2009	1,913,441
	Burger King Corp.
3,006,698	Term Loan, 7.00%, Maturing June 30, 2012	2,999,416
	Carrols Corp.
550,284	Term Loan, 8.00%, Maturing December 31, 2010	554,153
	CBRL Group, Inc.
2,617,759	Term Loan, 6.63%, Maturing April 27, 2013	2,605,651
	CKE Restaurants, Inc.
999,802	Term Loan, 7.38%, Maturing May 1, 2010	1,006,676

	Denny’s, Inc.
$526,982	Term Loan, 8.59%, Maturing September 21, 2009	$529,397
	Domino’s, Inc.
9,355,966	Term Loan, 6.98%, Maturing June 25, 2010	9,371,562
	Jack in the Box, Inc.
1,462,500	Term Loan, 6.84%, Maturing January 8, 2011	1,469,508
	Maine Beverage Co., LLC
881,250	Term Loan, 7.25%, Maturing June 30, 2010	879,047
	NPC International, Inc.
572,917	Term Loan, 6.93%, Maturing May 3, 2013	569,515
	Sagittarius Restaurants, LLC
498,750	Term Loan, 7.75%, Maturing March 29, 2013	498,127
	The Restaurant
1,000,000	Term Loan, 8.01%, Maturing May 3, 2013	1,005,000
		$24,721,440
Food/Drug Retailers — 0.9%
	Cumberland Farms, Inc.
1,280,650	Term Loan, 8.50%, Maturing September 8, 2008	1,283,852
3,787,957	Term Loan, 8.50%, Maturing September 8, 2008	3,806,897
	General Nutrition Centers, Inc.
2,250,114	Term Loan, 8.06%, Maturing December 7, 2009	2,266,288
	Giant Eagle, Inc.
2,064,625	Term Loan, 6.92%, Maturing November 7, 2012	2,069,787
	Roundy’s Supermarkets, Inc.
3,781,000	Term Loan, 8.23%, Maturing November 3, 2011	3,820,387
	Supervalu, Inc.
1,970,063	Term Loan, 7.06%, Maturing June 1, 2012	1,965,685
	The Jean Coutu Group (PJC), Inc.
2,705,680	Term Loan, 8.00%, Maturing July 30, 2011	2,713,521
	The Pantry, Inc.
970,125	Term Loan, 7.15%, Maturing January 2, 2012	972,248
		$18,898,665
Forest Products — 1.6%
	Appleton Papers, Inc.
2,083,244	Term Loan, 7.56%, Maturing June 11, 2010	2,092,358
	Boise Cascade Holdings, LLC
6,335,694	Term Loan, 7.20%, Maturing October 29, 2011	6,352,972
	Buckeye Technologies, Inc.
599,235	Term Loan, 7.16%, Maturing April 15, 2010	599,235
	Georgia-Pacific Corp.
10,721,125	Term Loan, 7.35%, Maturing December 20, 2012	10,721,522
3,250,000	Term Loan, 8.30%, Maturing December 23, 2013	3,282,065
	NewPage Corp.
2,399,758	Term Loan, 8.50%, Maturing May 2, 2011	2,417,756

	RLC Industries Co.
$2,021,193	Term Loan, 7.00%, Maturing February 24, 2010	$2,024,983
	Xerium Technologies, Inc.
4,237,100	Term Loan, 7.75%, Maturing November 19, 2011	4,223,859
		$31,714,750
Healthcare — 4.6%
	Accellent, Inc.
1,442,750	Term Loan, 7.23%, Maturing November 22, 2012	1,441,247
	Alliance Imaging, Inc.
2,258,594	Term Loan, 7.95%, Maturing December 29, 2011	2,265,652
	Ameripath, Inc.
1,745,625	Term Loan, 7.39%, Maturing October 31, 2012	1,745,407
	AMN Healthcare, Inc.
535,213	Term Loan, 7.50%, Maturing November 2, 2011	537,554
	AMR HoldCo, Inc.
1,209,679	Term Loan, 7.26%, Maturing February 10, 2012	1,211,570
	Angiotech Pharmaceuticals, Inc.
1,573,125	Term Loan, 6.97%, Maturing March 23, 2013	1,554,444
	Caremore Holdings, Inc.
1,122,188	Term Loan, 8.75%, Maturing February 28, 2013	1,128,150
	Community Health Systems, Inc.
11,645,588	Term Loan, 6.97%, Maturing August 19, 2011	11,661,962
	Concentra Operating Corp.
4,874,212	Term Loan, 7.62%, Maturing September 30, 2011	4,887,924
	Conmed Corp.
1,421,438	Term Loan, 7.14%, Maturing April 13, 2013	1,426,768
	CRC Health Corp.
598,500	Term Loan, 7.75%, Maturing February 6, 2013	597,752
	Davita, Inc.
9,743,501	Term Loan, 7.44%, Maturing October 5, 2012	9,774,817
	DJ Orthopedics, LLC
473,813	Term Loan, 7.04%, Maturing April 7, 2013	472,036
	Encore Medical IHC, Inc.
1,451,713	Term Loan, 8.31%, Maturing October 4, 2010	1,457,157
	FGX International, Inc.
334,000	Term Loan, 13.15%, Maturing December 9, 2013	329,825
	FHC Health Systems, Inc.
1,857,143	Term Loan, 11.23%, Maturing December 18, 2009	1,922,143
1,300,000	Term Loan, 13.23%, Maturing December 18, 2009	1,345,500
	Fresenius Medical Care Holdings
4,912,688	Term Loan, 6.85%, Maturing March 31, 2013	4,875,503
	Gentiva Health Services, Inc.
959,459	Term Loan, 7.66%, Maturing February 28, 2014	961,109
	Hanger Orthopedic Group, Inc.
950,000	Term Loan, 8.00%, Maturing May 30, 2013	954,156

	Healthcare Partners, LLC
$419,802	Term Loan, 7.86%, Maturing March 2, 2011	$421,901
	HealthSouth Corp.
2,800,000	Term Loan, 8.52%, Maturing March 10, 2013	2,798,443
	Iasis Healthcare, LLC
1,989,848	Term Loan, 7.73%, Maturing June 22, 2011	2,002,284
	Kinetic Concepts, Inc.
2,636,442	Term Loan, 7.25%, Maturing August 11, 2010	2,652,920
	Leiner Health Products, Inc.
1,102,500	Term Loan, 8.61%, Maturing May 27, 2011	1,106,634
	Lifecare Holdings, Inc.
967,688	Term Loan, 7.65%, Maturing August 11, 2012	924,142
	Lifepoint Hospitals, Inc.
5,647,698	Term Loan, 7.13%, Maturing April 15, 2012	5,631,619
	Magellan Health Services, Inc.
277,778	Term Loan, 5.21%, Maturing August 15, 2008	278,472
277,778	Term Loan, 7.16%, Maturing August 15, 2008	278,472
	Matria Healthcare, Inc.
117,949	Term Loan, 7.44%, Maturing January 19, 2007	117,064
600,000	Term Loan, 11.94%, Maturing January 19, 2007	609,750
1,514,186	Term Loan, 7.63%, Maturing January 19, 2012	1,509,454
	Medcath Holdings Corp.
200,738	Term Loan, 7.90%, Maturing July 2, 2011	200,863
	Multiplan Merger Corp.
1,631,401	Term Loan, 7.50%, Maturing April 12, 2013	1,625,283
	National Mentor Holdings, Inc.
81,200	Term Loan, 7.84%, Maturing June 29, 2013	81,454
1,368,800	Term Loan, 7.90%, Maturing June 29, 2013	1,373,078
	National Rental Institutes, Inc.
2,150,000	Term Loan, 7.50%, Maturing March 31, 2013	2,150,000
	PER-SE Technologies, Inc.
1,239,080	Term Loan, 7.75%, Maturing January 6, 2013	1,242,178
	Quintiles Transnational Corp.
1,246,875	Term Loan, 7.50%, Maturing March 31, 2013	1,246,875
2,225,000	Term Loan, 9.50%, Maturing March 31, 2014	2,256,984
	Renal Advantage, Inc.
397,000	Term Loan, 7.84%, Maturing October 6, 2012	400,474
	Select Medical Holding Corp.
2,049,062	Term Loan, 6.94%, Maturing February 24, 2012	2,023,705
	Sunrise Medical Holdings, Inc.
2,999,773	Term Loan, 8.44%, Maturing May 13, 2010	3,003,523
	Talecris Biotherapeutics, Inc.
1,180,063	Term Loan, 8.44%, Maturing March 31, 2010	1,185,963
468,750	Term Loan, 9.75%, Maturing May 31, 2010	468,750
	Vanguard Health Holding Co., LLC
2,248,489	Term Loan, 7.87%, Maturing September 23, 2011	2,260,199

	Ventiv Health, Inc.
$992,500	Term Loan, 7.00%, Maturing October 5, 2011	$995,602
	VWR International, Inc.
2,619,988	Term Loan, 7.77%, Maturing April 7, 2011	2,629,813
		$92,026,575
Home Furnishings — 0.9%
	Interline Brands, Inc.
1,314,130	Term Loan, 7.26%, Maturing June 23, 2013	1,319,058
1,010,870	Term Loan, 7.26%, Maturing June 23, 2013	1,014,660
	Knoll, Inc.
1,683,925	Term Loan, 7.25%, Maturing October 3, 2012	1,693,397
	National Bedding Co., LLC
1,050,000	Term Loan, 10.49%, Maturing August 31, 2012	1,069,031
	Oreck Corp.
1,830,270	Term Loan, 8.25%, Maturing February 2, 2012	1,833,702
	Sealy Mattress Co.
6,523,412	Term Loan, 7.10%, Maturing April 6, 2012	6,534,626
	Simmons Co.
3,795,769	Term Loan, 7.49%, Maturing December 19, 2011	3,812,376
		$17,276,850
Industrial Equipment — 0.6%
	Aearo Technologies, Inc.
500,000	Term Loan, 11.96%, Maturing September 24, 2013	509,063
	Alliance Laundry Holdings, LLC
511,875	Term Loan, 7.60%, Maturing January 27, 2012	513,955
	Colfax Corp.
2,273,089	Term Loan, 7.50%, Maturing December 19, 2011	2,285,875
	Douglas Dynamics Holdings, Inc.
1,742,836	Term Loan, 7.25%, Maturing December 16, 2010	1,747,193
	Flowserve Corp.
2,340,688	Term Loan, 7.23%, Maturing August 10, 2012	2,345,809
	Mainline, L.P.
749,111	Term Loan, 7.81%, Maturing December 16, 2011	754,729
	Maxim Crane Works, L.P.
1,274,578	Term Loan, 7.44%, Maturing January 28, 2010	1,278,561
	MTD Products, Inc.
980,000	Term Loan, 6.88%, Maturing June 1, 2010	987,350
	Nacco Materials Handling Group, Inc.
1,000,000	Term Loan, 7.22%, Maturing March 22, 2013	997,500
		$11,420,035
Insurance — 0.7%
	ARG Holding, Inc.
1,243,750	Term Loan, 8.50%, Maturing November 30, 2011	1,247,637
2,625,000	Term Loan, 12.75%, Maturing November 30, 2012	2,664,375

	CCC Information Services Group
$1,350,000	Term Loan, 8.00%, Maturing February 10, 2013	$1,357,031
	Conseco, Inc.
3,116,056	Term Loan, 7.12%, Maturing June 22, 2010	3,123,198
	Hilb, Rogal & Hobbs Co.
798,000	Term Loan, 7.00%, Maturing April 26, 2013	798,665
	U.S.I. Holdings Corp.
5,533,983	Term Loan, 7.75%, Maturing March 24, 2011	5,575,488
		$14,766,394
Leisure Goods/Activities/Movies — 3.1%
	24 Hour Fitness Worldwide, Inc.
2,014,950	Term Loan, 8.05%, Maturing June 8, 2012	2,027,543
	Alliance Atlantis Communications, Inc.
709,025	Term Loan, 7.00%, Maturing December 20, 2011	708,582
	AMC Entertainment, Inc.
2,263,625	Term Loan, 7.53%, Maturing January 26, 2013	2,273,399
	AMF Bowling Worldwide, Inc.
1,581,005	Term Loan, 8.30%, Maturing August 27, 2009	1,594,346
	Carmike Cinemas, Inc.
2,984,925	Term Loan, 8.94%, Maturing May 19, 2012	3,003,207
	Century California Subsidiary
1,953,977	Term Loan, 7.11%, Maturing March 1, 2013	1,958,129
	Cinemark, Inc.
1,955,000	Term Loan, 7.26%, Maturing March 31, 2011	1,958,056
	Dave & Buster’s, Inc.
1,000,000	Term Loan, 0.50%, Maturing March 8, 2013 (2)	995,000
997,500	Term Loan, 8.00%, Maturing March 8, 2013	992,513
	Deluxe Entertainment Services
1,100,000	Term Loan, 4.88%, Maturing January 28, 2011	1,083,500
	Easton-Bell Sports, Inc.
1,496,250	Term Loan, 6.81%, Maturing March 16, 2013	1,498,744
	Fender Musical Instruments Co.
1,330,000	Term Loan, 11.12%, Maturing March 30, 2012	1,339,975
	HEI Acquisition, LLC
725,000	Term Loan, 8.00%, Maturing December 31, 2011	727,719
	Metro-Goldwyn-Mayer Holdings, Inc.
10,847,813	Term Loan, 7.75%, Maturing April 8, 2012	10,878,892
	Regal Cinemas Corp.
10,714,900	Term Loan, 7.24%, Maturing November 10, 2010	10,670,454
	Six Flags Theme Parks, Inc.
8,171,337	Term Loan, 8.36%, Maturing June 30, 2009	8,249,406
	Southwest Sports Group, LLC
1,450,000	Term Loan, 8.00%, Maturing December 22, 2010	1,450,906
	Universal City Development Partners, Ltd.
3,084,606	Term Loan, 7.38%, Maturing June 9, 2011	3,089,427

	WMG Acquisition Corp.
$900,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	$874,800
7,073,164	Term Loan, 7.31%, Maturing February 28, 2011	7,097,658
		$62,472,256
Lodging and Casinos — 2.0%
	Alliance Gaming Corp.
5,827,922	Term Loan, 9.33%, Maturing September 5, 2009	5,849,777
	Ameristar Casinos, Inc.
1,194,000	Term Loan, 6.73%, Maturing November 10, 2012	1,198,105
	Boyd Gaming Corp.
2,895,452	Term Loan, 6.80%, Maturing June 30, 2011	2,898,107
	CCM Merger, Inc.
2,612,379	Term Loan, 7.42%, Maturing April 25, 2012	2,606,828
	Columbia Entertainment
1,701,429	Term Loan, 8.00%, Maturing October 24, 2011	1,710,999
	Globalcash Access, LLC
745,332	Term Loan, 7.15%, Maturing March 10, 2010	749,292
	Isle of Capri Casinos, Inc.
4,472,099	Term Loan, 7.17%, Maturing February 4, 2011	4,476,012
	Penn National Gaming, Inc.
7,865,563	Term Loan, 7.13%, Maturing October 3, 2012	7,894,075
	Pinnacle Entertainment, Inc.
925,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	924,133
2,800,000	Term Loan, 7.40%, Maturing December 14, 2011	2,809,187
	Resorts International Holdings, LLC
1,749,296	Term Loan, 9.50%, Maturing April 26, 2012	1,763,071
814,530	Term Loan, 16.50%, Maturing April 26, 2013	848,299
	Venetian Casino Resort, LLC
4,104,268	Term Loan, 7.25%, Maturing June 15, 2011	4,104,588
846,241	Term Loan, 7.25%, Maturing June 15, 2011	846,307
	Wynn Las Vegas, LLC
1,410,000	Term Loan, 7.55%, Maturing December 14, 2011	1,412,644
		$40,091,424
Nonferrous Metals/Minerals — 1.1%
	Alpha Natural Resources, LLC
2,935,250	Term Loan, 7.25%, Maturing October 26, 2012	2,936,169
	Carmeuse Lime, Inc.
697,163	Term Loan, 7.25%, Maturing May 2, 2011	698,905
	CII Carbon, LLC
497,487	Term Loan, 7.50%, Maturing August 23, 2012	499,975
	Compass Minerals Group, Inc.
1,876,143	Term Loan, 6.99%, Maturing December 22, 2012	1,877,608
	International Mill Service, Inc.
2,000,000	Term Loan, 11.50%, Maturing October 26, 2011	2,007,500

	Magnequench International, Inc.
$1,782,125	Term Loan, 9.00%, Maturing August 31, 2009	$1,785,466
	Magnum Coal Co.
245,455	Term Loan, 8.65%, Maturing March 15, 2013	246,528
2,448,409	Term Loan, 8.75%, Maturing March 15, 2013	2,459,121
	Murray Energy Corp.
967,750	Term Loan, 8.40%, Maturing January 28, 2010	977,428
	Novelis, Inc.
1,464,056	Term Loan, 7.38%, Maturing January 7, 2012	1,474,122
2,544,612	Term Loan, 7.38%, Maturing January 7, 2012	2,562,106
	Stillwater Mining Co.
4,879,880	Term Loan, 7.69%, Maturing July 30, 2010	4,885,979
		$22,410,907
Oil and Gas — 1.7%
	Citgo Petroleum Corp.
2,139,250	Term Loan, 6.70%, Maturing November 15, 2012	2,141,389
	Coffeyville Resources, LLC
400,601	Term Loan, 5.40%, Maturing June 24, 2011	402,980
594,915	Term Loan, 7.94%, Maturing June 24, 2012	598,447
850,000	Term Loan, 12.19%, Maturing June 24, 2013	874,172
	Concho Resources, Inc.
2,850,000	Term Loan, 9.50%, Maturing July 6, 2011 (3)	2,836,605
	Dresser Rand Group, Inc.
1,490,084	Term Loan, 7.27%, Maturing October 29, 2011	1,502,563
	Dresser, Inc.
407,813	Term Loan, 7.90%, Maturing March 31, 2007	413,505
	Dynegy Holdings Inc.
1,000,000	Term Loan, 6.96%, Maturing January 31, 2012	1,000,000
	Epco Holdings, Inc.
1,037,214	Term Loan, 7.15%, Maturing August 18, 2008	1,039,807
3,796,650	Term Loan, 7.40%, Maturing August 18, 2010	3,817,710
	Key Energy Services, Inc.
1,000,000	Term Loan, 5.48%, Maturing June 30, 2012	1,005,625
1,373,100	Term Loan, 8.90%, Maturing June 30, 2012	1,379,680
	LB Pacific, L.P.
1,577,544	Term Loan, 7.95%, Maturing March 3, 2012	1,585,431
	Lyondell-Citgo Refining, L.P.
2,932,656	Term Loan, 7.50%, Maturing May 21, 2007	2,939,988
	Primary Natural Resources, Inc.
2,000,000	Term Loan, 9.50%, Maturing July 28, 2010 (3)	1,996,200
	Targa Resources, Inc.
1,885,000	Term Loan, 7.48%, Maturing October 31, 2007	1,887,748
3,314,006	Term Loan, 7.39%, Maturing October 31, 2012	3,323,769
1,602,972	Term Loan, 7.75%, Maturing October 31, 2012	1,607,694

	Universal Compression, Inc.
$2,137,950	Term Loan, 7.00%, Maturing February 15, 2012	$2,145,076
	W&T Offshore, Inc.
1,275,000	Term Loan, 0.00%, Maturing May 26, 2010 (2)	1,278,984
		$33,777,373
Publishing — 1.8%
	American Media Operations, Inc.
3,825,000	Term Loan, 8.12%, Maturing January 31, 2013	3,859,903
	Caribe Information Investments
1,022,438	Term Loan, 7.45%, Maturing March 31, 2013	1,023,716
	CBD Media, LLC
1,364,137	Term Loan, 7.87%, Maturing December 31, 2009	1,374,368
	Dex Media East, LLC
4,165,161	Term Loan, 6.77%, Maturing May 8, 2009	4,146,651
	Dex Media West, LLC
7,016,932	Term Loan, 6.80%, Maturing March 9, 2010	6,985,433
	Gatehouse Media Operating, Inc.
2,225,000	Term Loan, 7.59%, Maturing June 6, 2013	2,222,915
	Hanley-Wood, LLC
165,144	Term Loan, 7.46%, Maturing August 1, 2012	165,316
1,386,532	Term Loan, 7.52%, Maturing August 1, 2012	1,387,976
	Merrill Communications, LLC
1,474,194	Term Loan, 7.69%, Maturing May 5, 2011	1,481,794
	Nebraska Book Co., Inc.
938,400	Term Loan, 7.61%, Maturing March 4, 2011	943,092
	Philadelphia Newspapers, LLC
1,100,000	Term Loan, 8.09%, Maturing June 29, 2013	1,104,125
	R.H. Donnelley Corp.
575,621	Term Loan, 6.73%, Maturing December 31, 2009	570,584
4,894,049	Term Loan, 6.88%, Maturing June 30, 2011	4,862,698
	Source Media, Inc.
2,669,307	Term Loan, 7.68%, Maturing November 8, 2011	2,674,312
	SP Newsprint Co.
1,305,204	Term Loan, 5.40%, Maturing January 9, 2010	1,310,098
283,544	Term Loan, 7.83%, Maturing January 9, 2010	284,608
	Sun Media Corp.
2,533,436	Term Loan, 7.24%, Maturing February 7, 2009	2,532,379
		$36,929,968
Radio and Television — 2.3%
	Adams Outdoor Advertising, L.P.
2,337,318	Term Loan, 7.27%, Maturing October 18, 2012	2,342,676
	ALM Media Holdings, Inc.
1,146,574	Term Loan, 8.00%, Maturing March 5, 2010	1,146,096
	Block Communications, Inc.
2,089,500	Term Loan, 7.50%, Maturing December 22, 2011	2,094,724

	Cequel Communications, LLC
$1,000,000	Term Loan, 7.74%, Maturing November 5, 2013	$994,732
2,175,000	Term Loan, 9.85%, Maturing May 5, 2014	2,109,750
3,850,000	Term Loan, 11.35%, Maturing May 5, 2014	3,702,418
	CMP KC, LLC
1,000,000	Term Loan, 9.31%, Maturing May 3, 2011	1,001,250
	CMP Susquehanna Corp.
1,823,571	Term Loan, 7.31%, Maturing May 5, 2013	1,824,427
	Cumulus Media, Inc.
1,900,000	Term Loan, 7.45%, Maturing June 7, 2013	1,904,157
	DirecTV Holdings, LLC
4,199,395	Term Loan, 6.90%, Maturing April 13, 2013	4,200,853
	Emmis Operating Co.
1,604,877	Term Loan, 7.14%, Maturing November 10, 2011	1,609,767
	Entravision Communications Corp.
1,836,125	Term Loan, 7.01%, Maturing September 29, 2013	1,837,464
	Gray Television, Inc.
1,666,625	Term Loan, 7.01%, Maturing November 22, 2015	1,668,013
	HIT Entertainment, Inc.
1,980,000	Term Loan, 7.70%, Maturing March 20, 2012	1,989,900
	NEP Supershooters, L.P.
1,916,927	Term Loan, 13.50%, Maturing August 3, 2011	1,945,681
	Nexstar Broadcasting, Inc.
2,151,009	Term Loan, 7.25%, Maturing October 1, 2012	2,148,768
2,089,226	Term Loan, 7.25%, Maturing October 1, 2012	2,087,049
	NextMedia Operating, Inc.
137,423	Term Loan, 7.33%, Maturing November 15, 2012	137,187
309,202	Term Loan, 7.37%, Maturing November 15, 2012	308,670
	Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 10.35%, Maturing October 4, 2013	613,500
	Paxson Communcations Corp.
3,250,000	Term Loan, 8.76%, Maturing December 30, 2011	3,319,063
	Raycom TV Broadcasting, LLC
3,432,087	Term Loan, 7.00%, Maturing August 28, 2013	3,423,506
	SFX Entertainment
1,815,875	Term Loan, 7.75%, Maturing June 21, 2013	1,817,767
	Young Broadcasting, Inc.
2,369,822	Term Loan, 7.73%, Maturing November 3, 2012	2,362,786
		$46,590,204
Rail Industries — 0.4%
	Kansas City Southern Railway Co.
3,400,000	Term Loan, 7.14%, Maturing February 28, 2013	3,408,500
	Railamerica, Inc.
4,098,862	Term Loan, 7.25%, Maturing September 29, 2011	4,130,886
484,530	Term Loan, 7.25%, Maturing September 29, 2011	488,316
		$8,027,702

Retailers (Except Food and Drug) — 1.2%
	American Achievement Corp.
$1,766,294	Term Loan, 7.95%, Maturing March 25, 2011	$1,779,541
	Amscan Holdings, Inc.
1,845,375	Term Loan, 8.28%, Maturing December 23, 2012	1,851,526
	Coinmach Laundry Corp.
4,540,820	Term Loan, 7.78%, Maturing December 19, 2012	4,578,659
	Harbor Freight Tools USA, Inc.
2,694,752	Term Loan, 6.92%, Maturing July 15, 2010	2,696,016
	Home Interiors & Gifts, Inc.
1,050,291	Term Loan, 10.36%, Maturing March 31, 2011	928,195
	Josten’s Corp.
2,244,210	Term Loan, 7.07%, Maturing October 4, 2010	2,257,769
	Mapco Express, Inc.
2,443,710	Term Loan, 8.20%, Maturing April 28, 2011	2,457,456
	Movie Gallery, Inc.
1,186,173	Term Loan, 10.75%, Maturing April 27, 2011	1,158,465
	Neiman Marcus Group, Inc.
1,780,063	Term Loan, 7.77%, Maturing April 5, 2013	1,796,604
	Savers, Inc.
656,008	Term Loan, 8.60%, Maturing August 4, 2009	657,648
1,000,000	Term Loan, 13.35%, Maturing August 4, 2010	1,015,000
	Travelcenters of America, Inc.
3,691,450	Term Loan, 7.02%, Maturing November 30, 2008	3,694,680
		$24,871,559
Steel — 0.1%
	Gibraltar Industries, Inc.
611,413	Term Loan, 7.19%, Maturing December 8, 2010	611,413
	John Maneely Co.
650,037	Term Loan, 8.51%, Maturing March 25, 2013	655,724
		$1,267,137
Surface Transport — 0.3%
	Gainey Corp.
1,025,000	Term Loan, 8.12%, Maturing April 20, 2012	1,033,328
	Horizon Lines, LLC
965,300	Term Loan, 7.75%, Maturing July 7, 2011	971,936
	Sirva Worldwide, Inc.
1,759,718	Term Loan, 9.97%, Maturing December 1, 2010	1,704,727
	Vanguard Car Rental USA
2,100,000	Term Loan, 8.32%, Maturing June 14, 2013	2,109,188
		$5,819,179

Telecommunications — 2.2%
	Alaska Communications Systems Holdings, Inc.
$2,100,000	Term Loan, 7.25%, Maturing February 1, 2011	$2,100,000
	Cellular South, Inc.
2,232,911	Term Loan, 7.25%, Maturing May 4, 2011	2,238,494
	Centennial Cellular Operating Co., LLC
3,533,773	Term Loan, 7.68%, Maturing February 9, 2011	3,550,495
	Cincinnati Bell, Inc.
744,375	Term Loan, 6.75%, Maturing August 31, 2012	742,514
	Consolidated Communications, Inc.
3,648,439	Term Loan, 7.44%, Maturing October 14, 2011	3,637,038
	Crown Castle Operating Co.
1,250,000	Term Loan, 7.65%, Maturing June 1, 2014	1,257,031
	Fairpoint Communications, Inc.
3,200,000	Term Loan, 7.25%, Maturing February 8, 2012	3,186,000
	Hawaiian Telcom Communications, Inc.
1,102,544	Term Loan, 7.75%, Maturing October 31, 2012	1,108,844
	Iowa Telecommunications Services
3,208,000	Term Loan, 7.24%, Maturing November 23, 2011	3,213,681
	IPC Acquisition Corp.
1,475,349	Term Loan, 8.03%, Maturing August 5, 2011	1,484,754
	Madison River Capital, LLC
1,310,310	Term Loan, 7.73%, Maturing July 31, 2012	1,312,767
	NTelos, Inc.
1,792,721	Term Loan, 7.65%, Maturing August 24, 2011	1,792,271
	Qwest Corp.
5,000,000	Term Loan, 11.00%, Maturing June 4, 2007	5,089,375
	Stratos Global Corp.
1,275,000	Term Loan, 8.25%, Maturing February 13, 2012	1,279,250
	Triton PCS, Inc.
4,529,797	Term Loan, 8.65%, Maturing November 18, 2009	4,568,300
	Westcom Corp.
830,399	Term Loan, 8.30%, Maturing December 17, 2010	834,032
1,000,000	Term Loan, 12.54%, Maturing June 17, 2011	1,008,750
	Windstream Corp.
5,525,000	Term Loan, 7.26%, Maturing July 17, 2013	5,549,664
		$43,953,260
Utilities — 1.6%
	Astoria Generating Co.
222,081	Term Loan, 7.45%, Maturing February 23, 2012	222,617
1,104,441	Term Loan, 7.45%, Maturing February 23, 2013	1,107,104
1,250,000	Term Loan, 9.20%, Maturing August 23, 2013	1,268,281
	Cellnet Technology, Inc.
677,757	Term Loan, 8.50%, Maturing April 26, 2012	684,111
	Cogentrix Delaware Holdings, Inc.
783,857	Term Loan, 7.00%, Maturing April 14, 2012	785,653

	Covanta Energy Corp.
$1,188,943	Term Loan, 5.46%, Maturing May 27, 2013	$1,195,631
851,998	Term Loan, 7.70%, Maturing May 27, 2013	856,791
568,750	Term Loan, 10.96%, Maturing June 24, 2013	581,547
	KGen, LLC
957,875	Term Loan, 8.12%, Maturing August 5, 2011	948,296
	La Paloma Generating Co., LLC
189,321	Term Loan, 7.15%, Maturing August 16, 2012	187,665
1,112,060	Term Loan, 7.25%, Maturing August 16, 2012	1,102,329
87,658	Term Loan, 7.25%, Maturing August 16, 2012	86,891
	LSP General Finance Co., LLC
140,404	Term Loan, 0.00%, Maturing April 14, 2013 (2)	140,053
3,334,596	Term Loan, 7.25%, Maturing April 14, 2013	3,326,259
	Mirant North America, LLC
1,393,000	Term Loan, 7.15%, Maturing January 3, 2013	1,386,035
	NRG Energy, Inc.
9,600,938	Term Loan, 7.23%, Maturing February 1, 2013	9,639,437
2,225,000	Term Loan, 7.50%, Maturing February 1, 2013	2,231,815
	Pike Electric, Inc.
816,891	Term Loan, 6.88%, Maturing July 1, 2012	817,147
615,438	Term Loan, 6.88%, Maturing July 2, 2012	615,631
	Plains Resources, Inc.
2,002,711	Term Loan, 6.69%, Maturing August 12, 2011	2,005,215
	Reliant Energy, Inc.
323,649	Term Loan, 7.78%, Maturing December 22, 2010	324,054
	Wolf Hollow I L.P.
200,000	Term Loan, 7.65%, Maturing June 22, 2012	202,188
1,325,000	Term Loan, 7.65%, Maturing June 22, 2012	1,324,447
1,481,092	Term Loan, 7.75%, Maturing June 22, 2012	1,480,474
		$32,519,671
Total Senior, Floating Rate Interests (identified cost $1,113,395,541)		$1,114,383,713

Mortgage Pass-Throughs — 46.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,364	4.597%, with maturity at 2025 (4)	$1,377,085
1,292	6.00%, with maturity at 2026	1,302,854
21,177	6.50%, with various maturities to 2025	21,710,847
126,807	7.00%, with various maturities to 2031 (5)	129,821,373
1,010	7.13%, with maturity at 2023	1,055,523
58,163	7.50%, with various maturities to 2029	61,203,655
1,435	7.65%, with maturity at 2022	1,520,475
238	7.70%, with maturity at 2022	252,595

$26,121	8.00%, with various maturities to 2030	$27,984,649
1,186	8.25%, with maturity at 2020	1,272,156
24,686	8.50%, with various maturities to 2031	26,707,739
153	8.75%, with maturity at 2010	157,181
9,512	9.00%, with various maturities to 2031	10,365,222
7,154	9.50%, with various maturities to 2025	7,918,964
1,188	10.00%, with maturity at 2020	1,315,084
1,188	10.50%, with maturity at 2020	1,325,488
1,772	12.00%, with maturity at 2020	1,987,533
81	13.00%, with maturity at 2015	94,035
		$297,372,458
	Federal National Mortgage Assn.:
9,344	4.958%, with maturity at 2036 (4)	9,371,241
19,208	5.50%, with maturity at 2014 (5)	19,091,760
1,002	6.00%, with maturity at 2023	1,007,071
26,468	6.321%, with maturity at 2032 (4)	27,253,702
6,699	6.382%, with maturity at 2022 (4)	6,929,075
88,123	6.50%, with various maturities to 2029	89,891,361
984	6.75%, with maturity at 2023	1,013,450
97,222	7.00%, with various maturities to 2028	100,209,523
19,765	7.50%, with various maturities to 2031	20,785,458
18,783	8.00%, with various maturities to 2029	19,991,675
98	8.25%, with maturity at 2018	104,631
4,560	8.422%, with maturity at 2027	4,950,391
20,064	8.50%, with various maturities to 2028	21,718,980
2,306	8.651%, with maturity at 2028	2,501,151
1,393	8.779%, with maturity at 2029	1,524,821
2,074	8.801%, with maturity at 2027	2,256,556
19,997	9.00%, with various maturities to 2027	21,881,583
939	9.336%, with maturity at 2024	1,014,002
13,453	9.50%, with various maturities to 2030	14,901,826
1,554	9.557%, with maturity at 2018	1,722,468
2,444	10.00%, with various maturities to 2020	2,719,915
2,570	10.251%, with maturity at 2025	2,856,803
2,899	10.325%, with maturity at 2019	3,182,436
2,335	10.50%, with maturity at 2021	2,601,374
1,027	11.50%, with maturity at 2016	1,152,287
58	12.50%, with maturity at 2011	64,443
		$380,697,983
	Government National Mortgage Assn.:
6,459	6.00%, with maturity at 2024	6,520,486
11,365	7.00%, with various maturities to 2024	11,834,400
11,309	7.50%, with various maturities to 2028	11,986,954
39,746	8.00%, with various maturities to 2027 (5)	42,535,393
1,391	8.30%, with maturity at 2020	1,498,178
2,789	8.50%, with various maturities to 2022	3,032,867

$12,846	9.00%, with various maturities to 2026	$14,125,496
18,384	9.50%, with various maturities to 2026	20,482,343
1,236	10.00%, with maturity at 2019	1,382,074
		$113,398,191
	Collateralized Mortgage Obligations:
3,946	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	4,049,645
6,424	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	6,584,954
5,360	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	5,422,255
824	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	835,389
875	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	905,054
7,027	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	7,394,009
3,412	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,724,251
22,613	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27 (5)	23,809,433
3,254	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	3,291,526
718	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	775,475
691	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	759,192
1,468	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	1,627,852
902	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	979,280
381	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	405,444
363	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	397,305
1,689	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	1,871,285
580	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	617,185
352	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	370,194
640	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	669,619
1,226	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,271,619
4,728	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	5,010,243

$2,546	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	$2,678,714
2,386	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	2,498,668
3,659	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,843,217
7,283	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	7,656,881
1,118	Federal National Mortgage Assn., Series 1993-56, Class PZ, 7.00%, 5/25/23	1,149,954
10,719	Federal National Mortgage Assn., Series 1994-45, Class Z, 6.50%, 2/25/24	10,996,530
5,412	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	5,741,282
5,578	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	5,796,871
3,133	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	3,256,990
3,243	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	3,372,557
2,080	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	2,154,384
1,071	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	1,136,687
1,743	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	1,848,146
4,364	Federal National Mortgage Assn., Series G92-60, Class Z, 7.00%, 10/25/22	4,499,561
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,038,020
1,134	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	1,308,494
		$137,748,165
Total Mortgage Pass-Throughs (identified cost $947,131,033)		$929,216,797

Corporate Bonds & Notes — 47.9%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.3%
	Argo Tech Corp., Sr. Notes
$2,230	9.25%, 6/1/11	$2,313,625
	Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	1,989,750

	DRS Technologies, Inc., Sr. Sub. Notes
$875	7.625%, 2/1/18	$877,187
		$5,180,562
Air Transport — 0.2%
	American Airlines
3,615	7.80%, 10/1/06	3,621,778
		$3,621,778
Automotive — 3.5%
	Altra Industrial Motion, Inc.
2,460	9.00%, 12/1/11	2,484,600
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	1,049,125
	Ford Motor Credit Co.
2,120	6.625%, 6/16/08	2,043,089
9,165	7.375%, 10/28/09	8,651,155
4,355	7.875%, 6/15/10	4,100,685
	Ford Motor Credit Co., Variable Rate
10,995	8.149%, 11/2/07	11,012,889
	General Motors Acceptance Corp.
2,770	6.125%, 9/15/06	2,768,939
2,160	5.125%, 5/9/08	2,082,212
1,075	5.85%, 1/14/09	1,033,626
435	7.00%, 2/1/12	421,526
9,665	8.00%, 11/1/31	9,503,788
	Tenneco Automotive, Global Shares, Series B
11,805	10.25%, 7/15/13	12,926,475
	Tenneco Automotive, Inc., Sr. Sub. Notes
2,680	8.625%, 11/15/14	2,673,300
	TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,380,525
	TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,280,250
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	978,862
	Visteon Corp., Sr. Notes
2,025	8.25%, 8/1/10	1,873,125
830	7.00%, 3/10/14	680,600
		$70,944,771
Brokers/Dealers/Investment Houses — 0.3%
	E*Trade Financial Corp., Sr. Notes
785	8.00%, 6/15/11	810,512
	Residential Capital Corp., Sub. Notes, Variable Rate
5,390	7.337%, 4/17/09 (6)	5,387,936
		$6,198,448

Building and Development — 1.6%
	Dayton Superior Corp., Sr. Notes
$2,975	10.75%, 9/15/08	$3,086,562
	General Cable Corp., Sr. Notes
2,520	9.50%, 11/15/10	2,696,400
	Interline Brands, Inc., Sr. Sub. Notes
1,475	8.125%, 6/15/14	1,493,437
	Mueller Group, Inc., Sr. Sub. Notes
1,707	10.00%, 5/1/12	1,852,095
	Mueller Holdings, Inc., Disc. Notes
936	14.75%, 4/15/14	800,280
	Nortek, Inc., Sr. Sub. Notes
7,905	8.50%, 9/1/14	7,430,700
	NTK Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
2,575	10.75%, 3/1/14	1,815,375
	Panolam Industries International, Sr. Sub. Notes
3,215	10.75%, 10/1/13 (6)	3,134,625
	RMCC Acquisition Co., Sr. Sub. Notes
8,170	9.50%, 11/1/12 (6)	8,537,650
	Stanley-Martin Co.
870	9.75%, 8/15/15	687,300
		$31,534,424
Business Equipment and Services — 1.9%
	Activant Solutions, Inc., Sr. Sub. Notes
1,070	9.50%, 5/1/16 (6)	1,016,500
	Affinion Group, Inc.
1,065	10.125%, 10/15/13 (6)	1,096,950
	Affinion Group, Inc., Sr. Sub. Notes
1,490	11.50%, 10/15/15 (6)	1,501,175
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
2,620	9.25%, 2/15/13 (6)	2,574,150
	Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15 (6)	2,035,000
	Muzak, LLC / Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,541,250
	Norcross Safety Products, LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,329,500
	Safety Products Holdings, Inc., Sr. Notes (PIK)
6,500	11.75%, 1/1/12 PIK (3)	6,663,379
	Sungard Data Systems, Inc.
4,590	9.125%, 8/15/13	4,710,487
3,368	10.25%, 8/15/15	3,431,150
	Sungard Data Systems, Inc., Variable Rate
1,100	9.431%, 8/15/13	1,149,500

	Xerox Corp., Sr. Notes
$1,855	7.125%, 6/15/10	$1,892,100
1,485	7.625%, 6/15/13	1,507,275
		$37,448,416
Cable and Satellite Television — 2.4%
	Adelphia Communications Corp.
2,500	10.25%, 6/15/11 (7)	1,550,000
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
2,315	9.62%, 4/1/09	2,477,050
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	10,269,262
	CSC Holdings, Inc., Series B
1,040	8.125%, 8/15/09	1,069,900
	CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,025,687
5,000	8.125%, 7/15/09	5,143,750
	CSC Holdings, Inc., Sr. Notes, Series B
380	7.625%, 4/1/11	384,275
	Insight Communications, Sr. Disc. Notes
16,450	12.25%, 2/15/11	17,498,687
	Kabel Deutschland GMBH
1,955	10.625%, 7/1/14 (6)	2,082,075
	NTL Cable PLC, Sr. Notes
1,480	9.125%, 8/15/16	1,505,900
	UGS Corp.
3,130	10.00%, 6/1/12	3,384,312
		$48,390,898
Chemicals and Plastics — 3.3%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
3,172	9.625%, 6/15/14	3,421,795
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
3,357	10.50%, 10/1/14	2,635,245
	Equistar Chemical, Sr. Notes
8,235	10.625%, 5/1/11	8,893,800
	Hexion U.S. Finance/Nova Scotia Finance
1,765	9.00%, 7/15/14	1,813,537
	Huntsman International
5,167	9.875%, 3/1/09	5,405,974
	Huntsman, LLC
4,426	11.625%, 10/15/10	4,896,262
	IMC Global, Inc.
6,775	11.25%, 6/1/11	7,206,906
	Ineos Group Holdings PLC
8,115	8.50%, 2/15/16 (6)	7,648,387

	Koppers, Inc.
$1,252	9.875%, 10/15/13	$1,361,550
	Lyondell Chemical Co.
995	11.125%, 7/15/12	1,088,281
	Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,085,930
	Nova Chemicals Corp., Senior Notes, Variable Rate
2,145	8.405%, 11/15/13	2,177,175
	OM Group, Inc.
11,180	9.25%, 12/15/11	11,627,200
	Polyone Corp., Sr. Notes
3,185	10.625%, 5/15/10	3,439,800
685	8.875%, 5/1/12	687,569
	PQ Corp.
1,125	7.50%, 2/15/13	1,085,625
	Rockwood Specialties Group, Sr. Sub. Notes
991	10.625%, 5/15/11	1,070,280
		$66,545,316
Clothing/Textiles — 2.2%
	Levi Strauss & Co., Sr. Notes
8,860	12.25%, 12/15/12	9,967,500
1,055	9.75%, 1/15/15	1,086,650
2,115	8.875%, 4/1/16	2,062,125
	Levi Strauss & Co., Sr. Notes, Variable Rate
4,735	10.258%, 4/1/12	4,877,050
	Oxford Industries, Inc., Sr. Notes
12,565	8.875%, 6/1/11	12,690,650
	Perry Ellis International, Inc., Sr. Sub. Notes
5,865	8.875%, 9/15/13	5,777,025
	Phillips Van-Heusen, Sr. Notes
1,700	7.25%, 2/15/11	1,695,750
2,500	8.125%, 5/1/13	2,575,000
	Quiksilver, Inc.
435	6.875%, 4/15/15	404,550
	Russell Corp.
2,425	9.25%, 5/1/10	2,546,250
		$43,682,550
Conglomerates — 0.9%
	Amsted Industries, Inc., Sr. Notes
7,150	10.25%, 10/15/11 (6)	7,722,000
	Education Management, LLC, Sr. Notes
3,045	8.75%, 6/1/14 (6)	3,067,837
	Education Management, LLC, Sr. Sub. Notes
4,240	10.25%, 6/1/16 (6)	4,303,600

	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$3,398	8.329%, 6/15/12	$3,414,990
		$18,508,427
Containers and Glass Products — 0.5%
	Anchor Glass Container Corp.
5,000	11.00%, 2/15/13 (7)	4,375,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
2,810	8.50%, 8/1/14	2,613,300
	Pliant Corp. (PIK)
2,644	11.625%, 6/15/09 (3)	2,885,640
		$9,873,940
Cosmetics/Toiletries — 0.0%
	Samsonite Corp., Sr. Sub. Notes
1,075	8.875%, 6/1/11	1,120,687
		$1,120,687
Ecological Services and Equipment — 0.5%
	Aleris International, Inc.
2,635	10.375%, 10/15/10	2,891,912
2,568	9.00%, 11/15/14	2,901,840
	Waste Services, Inc., Sr. Sub. Notes
4,085	9.50%, 4/15/14 (6)	4,187,125
		$9,980,877
Electronics/Electrical — 0.1%
	Avago Technologies Finance, Sr. Notes
1,485	10.125%, 12/1/13 (6)	1,566,675
	CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	10.561%, 2/1/15	1,372,800
		$2,939,475
Equipment Leasing — 0.9%
	The Hertz Corp., Sr. Notes
10,515	8.875%, 1/1/14 (6)	11,014,462
	The Hertz Corp., Sr. Sub. Notes
815	10.50%, 1/1/16 (6)	890,387
	United Rentals North America, Inc.
320	6.50%, 2/15/12	304,000
	United Rentals North America, Inc., Sr. Sub. Notes
5,590	7.00%, 2/15/14	5,142,800
		$17,351,649
Financial Intermediaries — 0.4%
	Alzette, Variable Rate
750	8.636%, 12/15/20 (6)	767,344
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.158%, 2/24/19 (6)	763,488

	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
$1,000	7.457%, 4/15/19 (6)	$1,011,040
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.557%, 1/15/19 (6)	1,010,920
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	7.612%, 8/11/16 (6)	988,762
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.77%, 3/8/17	1,045,500
	Centurion CDO 9 Ltd., Series 2005-9A
500	9.35%, 7/17/19	515,095
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	8.035%, 7/30/16 (6)	1,537,215
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	7.474%, 3/21/17 (6)	1,004,000
		$8,643,364
Food Products — 0.7%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
5,315	11.50%, 11/1/11	4,517,750
	Nutro Products, Inc., Sr. Notes, Variable Rate
865	9.23%, 10/15/13 (6)	890,950
	Nutro Products, Inc., Sr. Sub. Notes
1,295	10.75%, 4/15/14 (6)	1,356,512
	Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,273,375
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
4,705	8.25%, 12/1/13	4,634,425
		$14,673,012
Food Service — 0.3%
	EPL Finance Corp., Sr. Notes
2,835	11.75%, 11/15/13 (6)	3,246,075
	NPC International, Inc., Sr. Sub. Notes
2,340	9.50%, 5/1/14 (6)	2,258,100
		$5,504,175
Food/Drug Retailers — 0.8%
	General Nutrition Centers, Inc.
1,085	8.625%, 1/15/11	1,087,712
	Jean Coutu Group (PJC), Inc., Sr. Sub. Notes
860	8.50%, 8/1/14	807,325
	Rite Aid Corp.
3,775	7.125%, 1/15/07	3,793,875
8,452	6.125%, 12/15/08 (6)	8,261,830
2,170	8.125%, 5/1/10	2,216,112
		$16,166,854

Forest Products — 2.2%
	Abitibi-Consolidated, Inc.
$1,890	6.95%, 4/1/08	$1,875,825
	Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	16,062,375
	JSG Funding PLC, Sr. Notes
17,860	9.625%, 10/1/12	18,574,400
	NewPage Corp.
3,790	10.00%, 5/1/12 (6)	3,951,075
	NewPage Corp., Variable Rate
1,545	11.399%, 5/1/12	1,676,325
	Stone Container Corp.
2,570	7.375%, 7/15/14	2,300,150
		$44,440,150
Healthcare — 2.8%
	Accellent, Inc.
4,795	10.50%, 12/1/13	4,962,825
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
3,955	10.00%, 2/15/15	4,113,200
	CDRV Investors, Inc., Sr. Disc. Notes, (0.00% until 2010)
3,690	9.625%, 1/1/15	2,629,125
	Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,297,500
	Encore Medical IHC, Inc.
3,030	9.75%, 10/1/12	3,333,000
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12	3,095,625
	Multiplan, Inc., Sr. Sub. Notes
2,710	10.375%, 4/15/16 (6)	2,750,650
	National Mentor, Inc., Sr. Sub. Notes
2,130	11.25%, 7/1/14 (6)	2,177,925
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,143,800
	Service Corp. International, Sr. Notes
1,110	8.00%, 6/15/17 (6)	1,042,012
	Tenet Healthcare Corp., Sr. Notes
1,085	6.50%, 6/1/12	922,250
1,550	9.25%, 2/1/15 (6)	1,433,750
	Triad Hospitals, Inc., Sr. Notes
2,120	7.00%, 5/15/12	2,117,350
	Triad Hospitals, Inc., Sr. Sub. Notes
2,530	7.00%, 11/15/13	2,428,800
	US Oncology, Inc.
2,205	9.00%, 8/15/12	2,304,225
5,350	10.75%, 8/15/14	5,831,500

	Ventas Realty L.P. / Capital Corp., Sr. Notes
$1,600	7.125%, 6/1/15	$1,612,000
	VWR International, Inc., Sr. Sub. Notes
5,540	8.00%, 4/15/14	5,470,750
		$55,666,287
Home Furnishings — 0.2%
	Fedders North America, Inc.
2,350	9.875%, 3/1/14	1,880,000
	Steinway Musical Instruments, Sr. Notes
1,745	7.00%, 3/1/14 (6)	1,679,562
		$3,559,562
Industrial Equipment — 1.0%
	Case New Holland, Inc., Sr. Notes
9,430	9.25%, 8/1/11	9,984,012
6,485	7.125%, 3/1/14	6,339,087
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15 (6)	2,248,662
	Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,057,875
	Thermadyne Holdings Corp., Sr. Sub. Notes
1,770	9.25%, 2/1/14	1,500,075
		$21,129,711
Leisure Goods/Activities/Movies — 2.2%
	AMC Entertainment, Inc., Sr. Sub. Notes
4,450	9.875%, 2/1/12	4,511,187
	AMC Entertainment, Inc., Variable Rate
650	9.42%, 8/15/10	673,562
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13 (6)	2,180,850
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	9.818%, 4/1/12 (6)	3,965,062
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
5,965	12.00%, 8/15/14 (6)	4,429,013
	Six Flags Theme Parks, Inc., Sr. Notes
3,080	9.625%, 6/1/14	2,810,500
	Universal City Development Partners, Sr. Notes
16,215	11.75%, 4/1/10	17,633,813
	Universal City Florida Holding, Sr. Notes, Variable Rate
7,060	9.899%, 5/1/10	7,289,450
		$43,493,437

Lodging and Casinos — 2.8%
	CCM Merger, Inc.
$1,715	8.00%, 8/1/13 (6)	$1,650,688
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.78%, 11/15/12 (6)	3,149,300
	Galaxy Entertainment Finance
1,600	9.875%, 12/15/12 (6)	1,680,000
	Greektown Holdings, LLC, Sr. Notes
2,215	10.75%, 12/1/13 (6)	2,353,438
	Inn of the Mountain Gods, Sr. Notes
4,655	12.00%, 11/15/10	4,893,569
	Kerzner International Ltd., Sr. Sub. Notes
540	6.75%, 10/1/15	571,050
	Majestic HoldCo, LLC, (0.00% until 2008)
1,540	12.50%, 10/15/11 (6)	1,155,000
	Majestic Star Casino, LLC
2,325	9.50%, 10/15/10	2,418,000
2,825	9.75%, 1/15/11 (6)	2,796,750
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,368,375
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,146,969
	San Pasqual Casino
3,405	8.00%, 9/15/13 (6)	3,439,050
	Station Casinos, Inc., Sr. Notes
1,050	6.00%, 4/1/12	990,938
	Trump Entertainment Resorts, Inc.
12,820	8.50%, 6/1/15	12,371,300
	Tunica-Biloxi Gaming Authority, Sr. Notes
2,670	9.00%, 11/15/15 (6)	2,736,750
	Waterford Gaming, LLC, Sr. Notes
8,790	8.625%, 9/15/12 (6)	9,339,375
	Wynn Las Vegas, LLC
1,210	6.625%, 12/1/14	1,146,475
		$57,207,027
Nonferrous Metals/Minerals — 0.3%
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12	1,462,475
	Novelis, Inc., Sr. Notes
4,445	8.00%, 2/15/15 (6)	4,322,763
		$5,785,238
Oil and Gas — 4.0%
	Allis-Chalmers Energy, Inc., Sr. Notes
3,010	9.00%, 1/15/14 (6)	3,040,100

	Clayton Williams Energy, Inc.
$1,325	7.75%, 8/1/13 (6)	$1,238,875
	Copano Energy, LLC, Sr. Notes
760	8.125%, 3/1/16	767,600
	Dresser, Inc.
13,145	9.375%, 4/15/11	13,407,900
	Dynegy Holdings, Inc.
2,165	8.375%, 5/1/16 (6)	2,137,938
	Dynegy Holdings, Inc., Debs.
4,395	7.625%, 10/15/26	3,867,600
	El Paso Corp.
345	7.50%, 8/15/06 (6)	345,863
2,305	9.625%, 5/15/12 (6)	2,535,500
	El Paso Production Holding Co.
500	7.75%, 6/1/13	510,625
	Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,686,750
	Giant Industries
850	8.00%, 5/15/14	850,000
	Inergy L.P. / Finance, Sr. Notes
3,980	6.875%, 12/15/14 (6)	3,771,050
	Kinder Morgan Finance Co.
3,135	5.35%, 1/5/11	2,932,827
	Ocean Rig Norway AS, Sr. Notes
1,120	8.375%, 7/1/13 (6)	1,159,200
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,103,700
	Petrohawk Energy Corp., Sr. Notes
8,800	9.125%, 7/15/13 (6)	9,042,000
	Quicksilver Resources, Inc.
2,295	7.125%, 4/1/16	2,180,250
	Semgroup L.P., Sr. Notes
2,890	8.75%, 11/15/15 (6)	2,918,900
	Sesi, LLC, Sr. Notes
660	6.875%, 6/1/14 (6)	643,500
	Sonat, Inc.
5,000	7.625%, 7/15/11	5,087,500
	Stewart & Stevenson, LLC, Sr. Notes
2,115	10.00%, 7/15/14 (6)	2,157,300
	Transmontaigne, Inc., Sr. Sub. Notes
6,115	9.125%, 6/1/10	6,527,763
	United Refining Co., Sr. Notes
6,530	10.50%, 8/15/12	6,921,800
	VeraSun Energy Corp.
3,360	9.875%, 12/15/12 (6)	3,595,200

	Williams Cos., Inc. (The)
$1,085	8.75%, 3/15/32	$1,177,225
		$80,606,966
Publishing — 1.4%
	American Media Operations, Inc., Series B
6,220	10.25%, 5/1/09	5,839,025
	CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,318,313
	Dex Media West, LLC, Sr. Sub. Notes
4,565	9.875%, 8/15/13	4,941,613
	Houghton Mifflin Co., Sr. Disc. Notes, (0.00% until 2008)
500	11.50%, 10/15/13	416,250
	Houghton Mifflin Co., Sr. Sub. Notes
5,970	9.875%, 2/1/13	6,216,263
	MediaNews Group, Inc., Sr. Sub. Notes
1,070	6.875%, 10/1/13	985,738
	R.H. Donnelley Corp., Sr. Disc. Notes
2,315	6.875%, 1/15/13	2,112,438
4,175	6.875%, 1/15/13	3,809,688
	R.H. Donnelley Corp., Sr. Notes
2,655	8.875%, 1/15/16	2,658,319
		$28,297,647
Radio and Television — 1.9%
	Advanstar Communications, Inc.
8,250	10.75%, 8/15/10	8,889,458
	CanWest Media, Inc.
2,156	8.00%, 9/15/12	2,113,049
	Echostar DBS Corp., Sr. Notes, Variable Rate
10,000	8.758%, 10/1/08	10,162,500
	LBI Media, Inc.
1,820	10.125%, 7/15/12	1,938,300
	Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12 (6)	1,917,813
	Rainbow National Services, LLC, Sr. Sub. Debs.
6,490	10.375%, 9/1/14 (6)	7,285,025
	Sirius Satellite Radio, Sr. Notes
5,650	9.625%, 8/1/13	5,311,000
		$37,617,145
Rail Industries — 0.0%
	Kansas City Southern Railway Co.
1,035	9.50%, 10/1/08	1,089,338
		$1,089,338

Retailers (Except Food and Drug) — 1.6%
	Autonation, Inc., Variable Rate
$1,500	7.507%, 4/15/13 (6)	$1,522,500
	GameStop Corp.
13,885	8.00%, 10/1/12	14,162,700
	GameStop Corp., Variable Rate
4,105	9.383%, 10/1/11	4,299,988
	Neiman Marcus Group, Inc.
5,375	9.00%, 10/15/15	5,690,781
3,430	10.375%, 10/15/15	3,657,238
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,006,844
		$31,340,051
Steel — 0.5%
	AK Steel Corp.
2,000	7.75%, 6/15/12	1,980,000
	Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,336,419
	RathGibson, Inc., Sr. Notes
4,720	11.25%, 2/15/14 (6)	4,908,800
		$9,225,219
Surface Transport — 0.3%
	H-Lines Finance Holding, Sr. Disc. Notes, (0.00% until 2008)
1,531	11.00%, 4/1/13 (6)	1,335,798
	Horizon Lines, LLC
3,967	9.00%, 11/1/12 (6)	4,056,258
		$5,392,056
Telecommunications — 4.0%
	AirGate PCS, Inc., Variable Rate
1,080	9.257%, 10/15/11	1,109,700
	Alamosa Delaware, Inc., Sr. Notes
6,230	11.00%, 7/31/10	6,837,425
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
2,820	10.125%, 6/15/13	2,989,200
	Digicel Ltd., Sr. Notes
2,400	9.25%, 9/1/12 (6)	2,514,000
	Intelsat Bermuda Ltd.
3,560	9.25%, 6/15/16 (6)	3,657,900
	Intelsat Bermuda Ltd., Sr. Notes
15,690	5.25%, 11/1/08	14,787,825
4,185	11.25%, 6/15/16 (6)	4,247,775
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
6,455	10.484%, 1/15/12	6,584,100

	IWO Escrow Co., Variable Rate
$575	9.257%, 1/15/12 (6)	$596,563
	LCI International, Inc., Sr. Notes
65	7.25%, 6/15/07	65,488
	New Skies Satellites NV, Sr. Notes, Variable Rate
700	10.414%, 11/1/11	726,250
	New Skies Satellites NV, Sr. Sub. Notes
2,450	9.125%, 11/1/12	2,621,500
	Qwest Capital Funding, Inc.
1,855	7.00%, 8/3/09	1,850,363
	Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,441,900
	Qwest Communications International, Inc., Sr. Notes
670	7.50%, 11/1/08	671,675
	Qwest Corp.
2,000	8.875%, 3/15/12	2,165,000
	Qwest Corp., Sr. Notes
1,615	7.875%, 9/1/11	1,679,600
1,940	7.625%, 6/15/15	1,981,225
	Qwest Corp., Sr. Notes, Variable Rate
1,645	8.579%, 6/15/13	1,768,375
	Rogers Wireless, Inc., Variable Rate
1,314	8.454%, 12/15/10	1,353,420
	Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09 (6)	1,829,588
	UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,364,538
	Windstream Corp., Sr. Notes
3,140	8.125%, 8/1/13 (6)	3,281,300
6,280	8.625%, 8/1/16 (6)	6,562,600
		$80,687,310
Utilities — 1.9%
	AES Corp., Sr. Notes
6,000	9.50%, 6/1/09	6,360,000
4,005	8.75%, 5/15/13 (6)	4,305,375
5,445	9.00%, 5/15/15 (6)	5,880,600
	Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,693,025
	NRG Energy, Inc.
1,465	7.25%, 2/1/14	1,437,531
	NRG Energy, Inc., Sr. Notes
2,015	7.375%, 2/1/16	1,974,700

	Orion Power Holdings, Inc., Sr. Notes
$12,415	12.00%, 5/1/10	$14,246,213
		$37,897,444
Total Corporate Bonds & Notes (identified cost $947,067,036)		$961,744,211

Convertible Bonds — 0.3%

Principal
Amount	Security	Value
$3,540,000	L-3 Communications Corp. (6)	$3,478,050
1,065,000	XM Satellite Radio Holdings, Inc.	826,706
2,100,000	XM Satellite Radio, Inc. (6)	1,630,125
Total Convertible Bonds (identified cost, $6,685,290)		$5,934,881

Common Stocks — 0.3%

Shares	Security	Value
331,790	Trump Entertainment Resorts, Inc. (8)	$6,048,532
Total Common Stocks (identified cost, $4,094,330)		$6,048,532

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
11,070	Chesapeake Energy Corp., 4.50%	$1,081,539
10,058	Crown Castle International Corp., (PIK)	564,505
Total Convertible Preferred Stocks (identified cost, $1,554,502)		$1,646,044

Short-Term Investments — 1.5%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$26,346,000	08/01/06	General Electric Capital Corp., Commercial Paper	5.30%	$26,346,000
4,135,000	08/01/06	Investors Bank and Trust Company, Time Deposit	5.31%	4,135,000
Total Short-Term Investments (at amortized cost)				$30,481,000
Gross Investments — 151.7% (identified cost $3,050,408,732)				$3,049,455,178

Less Unfunded Loan Commitments — (0.3)% (identified cost $5,447,417)	$(5,447,417)
Net Investments — 151.4% (identified cost $3,044,961,315)	$3,044,007,761
Other Assets, Less Liabilities — (11.6)%	$(233,478,639)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.8)%	$(800,391,641)
Net Assets Applicable to Common Shares — 100.0%	$2,010,137,481

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Adjustable rate mortgage.
(5)		All or a portion of these securities were on loan at July 31, 2006.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $242,755,316 or 12.1% of the Fund’s net assets.

(7)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(8)		Non-income producing security.

A summary of financial instruments at July 31, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
$2,000,000	3/20/2010	Agreement with Lehman Brothers dated 5/18/05 to sell a credit default swap. The Fund will receive 2.4% per year, paid quarterly, times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$1,185

At July 31, 2006, the Fund had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,055,249,309
Gross unrealized appreciation	$27,675,901
Gross unrealized depreciation	(38,917,449)
Net unrealized depreciation	$(11,241,548)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Thomas E. Faust Jr
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 25, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 25, 2006